Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT3-1223
1.9887623.105
Municipal Bonds - 97.5%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	14,780,000	14,700,967
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	838,825
4% 12/1/38	1,595,000	1,335,712
4% 12/1/41	1,260,000	1,012,615
4% 12/1/44	1,125,000	876,479
4% 12/1/49	1,355,000	1,008,964
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	6,710,000	6,912,408
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	3,585,000	3,611,676
Series 2021 A, 3% 2/1/46	4,230,000	2,754,244
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,780,622
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	1,510,000	1,480,308
Series 2008, 2.9%, tender 12/12/23 (b)	3,745,000	3,737,999
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,310,000	1,294,226
5% 3/1/36	1,310,000	1,111,008
TOTAL ALABAMA		48,456,053
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,020,093
5% 6/1/27	700,000	723,078
5% 12/1/27	935,000	970,925
5% 6/1/28	1,230,000	1,283,444
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	635,000	592,275
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,344,278
TOTAL ALASKA		5,934,093
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	585,150
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	1,685,114	1,466,423
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 3.8%, tender 6/15/28 (b)	8,905,000	8,679,352
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	540,524
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	613,193
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	420,000	420,281
Series 2016:
5.75% 1/1/36 (c)	910,000	691,666
6% 1/1/48 (c)	1,250,000	823,830
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	4,075,000	4,151,601
Series 2023 A2, 5%, tender 5/15/28 (b)	4,220,000	4,360,812
Series 2017 D, 3% 1/1/48	3,090,000	2,085,849
Series 2019 E, 3% 1/1/49	1,835,000	1,211,280
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,206,015
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	1,345,000	1,121,189
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,625,000	1,449,256
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,565,733
Phoenix Civic Impt. Corp. Series 2019 A:
4% 7/1/45	5,000,000	4,085,398
5% 7/1/32	810,000	837,672
5% 7/1/39	470,000	470,783
5% 7/1/45	2,400,000	2,368,402
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	873,207
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	5,415,000	5,251,306
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,376,540
TOTAL ARIZONA		47,235,462
California - 2.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,456,101
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,243,967
California Gen. Oblig. Series 2023, 5% 10/1/39	490,000	522,266
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	4,413,337	3,819,495
Series 2023 A1, 4.375% 9/20/36	5,116,063	4,614,389
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	870,233
5.25% 11/1/36	480,000	451,927
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,518,830
5% 5/15/39	1,100,000	1,095,276
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/30	520,000	559,721
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (d)	750,000	397,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	41,760,000	3,411,120
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	470,000	515,783
5% 6/1/34	375,000	410,638
5% 6/1/35	280,000	304,680
5% 6/1/36	750,000	808,555
5% 6/1/37	655,000	697,143
5% 6/1/38	935,000	982,343
5% 6/1/39	470,000	491,753
Series 2022 B:
5% 6/1/33	420,000	460,913
5% 6/1/34	375,000	410,638
5% 6/1/35	280,000	304,680
5% 6/1/36	280,000	301,861
5% 6/1/37	470,000	500,240
5% 6/1/38	280,000	294,178
5% 6/1/39	530,000	554,530
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/35	2,295,000	2,449,550
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,570,000	2,572,310
5% 4/1/25	2,700,000	2,710,240
5% 4/1/26	1,900,000	1,913,206
Mount Diablo Unified School District Series 2022 B, 4% 8/1/31	785,000	798,269
Poway Unified School District Series B, 0% 8/1/38	4,065,000	1,982,753
Sacramento City Unified School District Series 2022 A:
5% 8/1/35	1,000,000	1,062,885
5% 8/1/39	2,090,000	2,155,264
5% 8/1/40	3,000,000	3,084,609
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	435,000	438,962
Series 2022 B, 5% 5/1/52	6,820,000	6,876,661
Univ. of California Revs. Series 2023 BM, 5% 5/15/36	670,000	736,450
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	723,490
Series 2017 B:
5% 7/1/29	455,000	453,938
5% 7/1/30	910,000	906,955
TOTAL CALIFORNIA		56,864,302
Colorado - 2.3%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	947,687
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	711,444
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,524,626
Series 2023 A1, 5%, tender 11/15/28 (b)	5,520,000	5,731,198
Series 2018 A, 4% 11/15/48	900,000	743,065
Series 2019 A:
4% 11/1/39	845,000	742,690
5% 11/1/26	1,400,000	1,433,135
5% 11/15/39	1,170,000	1,190,087
Series 2019 A1, 4% 8/1/44	13,820,000	11,124,991
Series 2019 A2:
3.25% 8/1/49	2,195,000	1,432,900
4% 8/1/49	3,360,000	2,595,435
Series 2019 B, 4% 1/1/40	1,560,000	1,384,071
Series 2020 A, 4% 9/1/50	805,000	605,949
Series 2022 A, 5% 5/15/47	6,000,000	5,930,413
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	255,000	249,680
Series 2019 H, 4.25% 11/1/49	150,000	146,731
Series 2021 E, 3% 11/1/51	1,195,000	1,124,739
Series 2022 F, 5.25% 11/1/52	1,755,000	1,764,831
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	1,870,000	1,909,087
5% 3/15/38	1,870,000	1,896,000
Denver City & County Gen. Oblig. Series 2020 A, 2% 8/1/36	3,240,000	2,243,197
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,136,804
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	790,337
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	647,982
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	129,690
Series 2020, 5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,374,263
TOTAL COLORADO		55,511,032
Connecticut - 3.5%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	633,331
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	252,000
Series 2016 B, 5% 5/15/26	510,000	524,780
Series 2017 A, 5% 4/15/33	230,000	237,159
Series 2018 A, 5% 4/15/38	935,000	951,465
Series 2019 A, 5% 4/15/26	615,000	632,163
Series 2020 A, 4% 1/15/34	2,105,000	2,077,122
Series 2021 A:
3% 1/15/39	785,000	601,385
3% 1/15/40	950,000	716,581
Series 2022 B, 4% 1/15/37	9,400,000	8,936,828
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,038,237
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,140,000	3,036,212
Series 2017 C2, 2.8%, tender 2/3/26 (b)	8,750,000	8,431,924
Series 2020 B:
5%, tender 1/1/25 (b)	2,250,000	2,261,430
5%, tender 1/1/27 (b)	1,665,000	1,693,595
Series 2019 A:
4% 7/1/49	1,635,000	1,187,505
5% 7/1/26	5,455,000	5,434,549
5% 7/1/27 (c)	555,000	527,920
5% 7/1/34 (c)	685,000	608,194
Series 2019 Q-1:
5% 11/1/24	430,000	434,604
5% 11/1/26	470,000	485,001
Series 2020 K:
4% 7/1/45	2,680,000	2,203,100
5% 7/1/40	985,000	975,992
Series 2021 G:
4% 3/1/46	865,000	715,392
4% 3/1/51	1,390,000	1,112,665
Series 2021 S, 4% 6/1/51	855,000	682,424
Series 2022 M:
4% 7/1/39	1,040,000	903,173
4% 7/1/40	1,075,000	923,151
4% 7/1/52	5,490,000	4,238,396
5% 7/1/32	1,485,000	1,522,780
Series 2023 E, 5.25% 7/15/48	3,700,000	3,704,217
Series A, 5% 7/1/26	935,000	937,909
Series K1:
5% 7/1/32	985,000	959,333
5% 7/1/33	765,000	741,186
5% 7/1/35	1,030,000	981,403
Series K3, 5% 7/1/43	330,000	284,584
Series R:
4% 7/1/36	935,000	857,762
5% 6/1/32	515,000	540,852
5% 6/1/33	350,000	366,600
5% 6/1/34	540,000	565,902
5% 6/1/35	815,000	849,335
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,280,000	1,200,693
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2020 A, 5% 5/1/40	8,000,000	8,221,782
Series A, 5% 9/1/33	4,680,000	4,685,756
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,748,741
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	475,412
TOTAL CONNECTICUT		85,100,525
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	470,000	475,113
District of Columbia Rev. Series 2018:
5% 10/1/25	465,000	469,909
5% 10/1/26	775,000	787,794
5% 10/1/27	845,000	865,505
5% 10/1/43	2,880,000	2,781,623
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	2,937,506
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,409,179
5% 10/1/44	7,485,000	7,410,979
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,188,792
5% 10/1/47	7,020,000	6,594,637
Series 2009 B, 0% 10/1/32 (Assured Guaranty Corp. Insured)	1,665,000	1,113,987
TOTAL DISTRICT OF COLUMBIA		29,035,024
Florida - 3.7%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	669,233
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	751,270
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	1,870,000	1,890,788
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	969,645
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	835,496
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,031,744
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,681,711
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,169,863
4% 8/15/45	3,670,000	2,867,800
Florida Higher Edl. Facilities Fing. Auth.:
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	8,285,000	5,410,550
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/24	235,000	234,161
5% 3/1/25	625,000	616,053
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,685,000	1,699,685
Series 2023 C, 5%, tender 12/1/25 (b)	1,220,000	1,228,379
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	5,745,000	5,598,514
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,318,531
5% 10/1/35	935,000	919,650
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,442,757
5% 10/1/43	1,870,000	1,877,830
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,460,000	2,538,128
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	465,000	469,617
5% 10/1/25	360,000	367,512
5% 10/1/26	255,000	263,508
5% 10/1/27	205,000	214,786
5% 10/1/28	405,000	429,539
5% 10/1/29	350,000	375,243
5% 10/1/30	330,000	357,000
5% 10/1/32	305,000	329,578
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	3,750,000	3,892,301
5% 8/1/28	1,890,000	1,981,100
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	952,177
5% 4/1/44	3,030,000	2,896,205
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,413,217
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2021 B, 3% 11/15/51	2,475,000	1,480,788
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,737,513
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,622,397
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,070,655
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,097,320
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	835,462
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,546,647
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	1,425,000	1,000,119
Pasco County Tax Alloc Series 2023 A:
5.25% 9/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	529,673
5.5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,050,366
5.5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	523,108
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	1,936,194
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,129,267
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,495,782
Series 2017, 4% 8/15/47	8,235,000	6,605,364
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A, 5% 7/1/24	750,000	754,019
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	808,330
Series 2015 A, 5% 12/1/40	1,570,000	1,450,448
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	883,283
Series 2020 B:
4% 7/1/45	2,810,000	2,312,907
5% 7/1/40	655,000	636,816
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	385,298
0% 9/1/39	795,000	304,382
0% 9/1/40	935,000	333,874
0% 9/1/41	935,000	311,141
0% 9/1/42	935,000	289,049
0% 9/1/45	1,730,000	434,009
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	226,226
5% 10/15/49	425,000	410,103
TOTAL FLORIDA		89,894,111
Georgia - 5.0%
Atlanta Arpt. Rev. Series 2023 B1, 5% 7/1/41	2,500,000	2,569,872
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	935,000	969,205
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,230,000	1,269,911
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	3,200,000	3,102,364
Series 1994, 2.15%, tender 6/13/24 (b)	5,950,000	5,818,025
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,170,000	2,147,979
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,481,534
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	750,757
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,265,000	1,329,808
Series 2019, 4% 6/15/49	180,000	146,658
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	6,980,000	4,723,607
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,400,413
5% 1/1/26	1,145,000	1,162,250
5% 1/1/30	385,000	396,690
5% 1/1/39	1,135,000	1,134,029
5% 1/1/44	1,490,000	1,452,941
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,251,898
4% 7/1/43	1,445,000	1,221,540
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,446,241
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	36,017,123
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,135,264
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	11,533,170
Series 2023 A, 5%, tender 6/1/30 (b)	14,040,000	13,806,848
Series 2023 D, 5%, tender 12/1/30 (b)	7,880,000	7,740,943
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	980,138
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	203,490
5% 4/1/27	165,000	169,083
5% 4/1/28	375,000	386,829
5% 4/1/29	325,000	336,668
5% 4/1/30	235,000	243,896
5% 4/1/31	280,000	291,538
5% 4/1/32	185,000	193,408
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	733,701
5% 4/1/27	375,000	386,685
5% 4/1/31	560,000	590,334
5% 4/1/36	450,000	467,393
Series 2020 B:
4% 9/1/38	2,810,000	2,582,971
4% 9/1/39	1,370,000	1,246,324
Series A, 5% 6/1/24	650,000	653,045
TOTAL GEORGIA		121,474,573
Hawaii - 0.1%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	765,817
Series FG, 5% 10/1/27	935,000	962,374
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/24	715,000	721,889
TOTAL HAWAII		2,450,080
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	65,000	63,216
Series 2021 A:
5% 7/15/29	2,810,000	2,980,155
5% 7/15/30	935,000	996,873
5% 7/15/31	600,000	642,460
5% 7/15/32	1,170,000	1,244,632
TOTAL IDAHO		5,927,336
Illinois - 13.5%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	94,959
4% 6/1/27	775,000	775,453
4% 6/1/28	585,000	584,673
4% 6/1/29	1,450,000	1,445,348
4% 6/1/30	935,000	924,454
4% 6/1/31	1,170,000	1,152,813
4% 6/1/34	935,000	898,966
4% 6/1/35	1,205,000	1,134,639
4% 6/1/36	1,475,000	1,352,686
Series 2020 A:
5% 1/1/29	630,000	660,936
5% 1/1/30	585,000	611,324
5% 1/1/31	795,000	829,415
5% 1/1/33	1,545,000	1,609,854
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	50,000	44,305
Series 2015 C:
5.25% 12/1/35	1,870,000	1,805,144
5.25% 12/1/39	40,000	36,969
Series 2016 A, 7% 12/1/44	2,995,000	3,059,713
Series 2017 C, 5% 12/1/25	290,000	290,866
Series 2017 D, 5% 12/1/31	865,000	850,001
Series 2017 H, 5% 12/1/36	650,000	613,779
Series 2018 A, 5% 12/1/27	185,000	185,534
Series 2018 C:
5% 12/1/24	100,000	100,030
5% 12/1/25	505,000	506,508
5% 12/1/27	505,000	506,456
5% 12/1/46	4,695,000	4,121,821
Series 2019 A:
5% 12/1/23	2,010,000	2,009,518
5% 12/1/28	240,000	240,097
5% 12/1/29	750,000	745,570
5% 12/1/30	575,000	567,901
5% 12/1/31	600,000	590,973
Series 2021 A, 5% 12/1/38	1,200,000	1,113,422
Series 2021 B, 5% 12/1/31	1,250,000	1,231,195
Series 2022 A, 5% 12/1/47	2,085,000	1,824,312
Series 2022 B:
4% 12/1/35	1,760,000	1,528,904
4% 12/1/36	2,915,000	2,474,037
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,686,364
Series 2019 A:
5% 1/1/28	1,070,000	1,089,230
5% 1/1/28 (Escrowed to Maturity)	180,000	188,895
5% 1/1/40	2,200,000	2,127,483
Series 2020 A:
5% 1/1/26	1,955,000	1,976,832
5% 1/1/27	1,425,000	1,446,684
5% 1/1/30	1,860,000	1,897,422
5% 1/1/32	1,215,000	1,227,881
Series 2021 A:
5% 1/1/31	1,400,000	1,428,674
5% 1/1/32	4,485,000	4,555,024
5% 1/1/34	795,000	806,591
Series 2021 B:
4% 1/1/32	1,193,000	1,109,859
4% 1/1/38	2,890,000	2,464,088
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/25	580,000	581,542
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	935,000	928,869
Series 2018 B:
4% 1/1/44	5,100,000	4,357,914
5% 1/1/36	2,105,000	2,142,413
5% 1/1/37	3,040,000	3,079,246
5% 1/1/48	9,830,000	9,613,530
5% 1/1/53	360,000	347,581
Series 2020 A:
4% 1/1/37	3,105,000	2,909,547
4% 1/1/38	655,000	603,593
Series 2022 D:
5% 1/1/36	2,000,000	2,095,707
5% 1/1/37	2,400,000	2,485,400
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	840,000	840,307
5% 3/1/25	795,000	806,828
5% 3/1/28	1,265,000	1,328,563
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,563,042
5% 11/15/32	2,245,000	2,337,894
5% 11/15/33	2,200,000	2,284,022
Series 2021 B:
4% 11/15/25	580,000	578,407
4% 11/15/26	295,000	294,086
4% 11/15/27	300,000	298,655
4% 11/15/28	150,000	149,120
Series 2022 A, 5% 11/15/29	940,000	976,387
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	9,874,355
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	6,807,384
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	963,312
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	740,000	764,704
Series 2016, 3.25% 5/15/39	2,075,000	1,617,044
Series 2020 A:
3% 5/15/50	5,655,000	3,536,022
3% 5/15/50 (Build America Mutual Assurance Insured)	2,620,000	1,648,516
3.25% 8/15/49	1,025,000	674,015
Series 2021 A, 3% 8/15/48	7,430,000	4,905,958
Series 2022 A:
5.25% 10/1/52	4,525,000	3,939,492
5.5% 10/1/47	1,445,000	1,330,389
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	231,439
5% 10/1/28	185,000	191,823
5% 10/1/44	935,000	876,428
5% 10/1/49	1,170,000	1,071,882
5% 10/1/51	935,000	850,475
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	201,098
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	284,545
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	3,959,275
5% 5/15/43	45,000	43,084
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	931,576
Series 2015 A:
4% 11/15/39	6,175,000	5,333,020
5% 11/15/45	9,360,000	8,860,846
Series 2016 A:
3% 10/1/37	1,455,000	1,113,341
5% 2/15/24	795,000	796,963
Series 2016 C:
4% 2/15/41	1,280,000	1,127,634
5% 2/15/31	2,340,000	2,396,151
Series 2016:
4% 12/1/35	335,000	308,082
5% 12/1/40	2,010,000	1,943,007
5% 12/1/46	11,605,000	10,947,203
Series 2018 A, 5% 10/1/41	2,810,000	2,822,486
Series 2019, 4% 9/1/35	420,000	344,235
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	4,886,917
Series 2014, 5% 2/1/26	515,000	514,930
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,501,420
5% 2/1/26	4,930,000	4,998,317
5% 2/1/27	575,000	586,725
Series 2017 C, 5% 11/1/29	2,440,000	2,489,408
Series 2017 D, 5% 11/1/27	2,835,000	2,904,590
Series 2018 A:
5% 10/1/24	470,000	472,567
5% 10/1/28	935,000	962,222
5% 10/1/29	1,495,000	1,534,296
Series 2018 B, 5% 10/1/26	935,000	951,926
Series 2019 B, 5% 9/1/24	470,000	472,325
Series 2020 B:
4% 10/1/32	2,570,000	2,430,669
5% 10/1/28	4,060,000	4,178,204
Series 2020, 5.5% 5/1/39	6,530,000	6,680,429
Series 2021 A:
4% 3/1/39	2,135,000	1,844,685
5% 3/1/28	4,000,000	4,104,815
5% 3/1/32	180,000	185,326
5% 3/1/33	935,000	958,275
5% 3/1/34	935,000	953,457
5% 3/1/46	1,870,000	1,755,309
Series 2021 B, 4% 12/1/34	1,655,000	1,529,298
Series 2022 A:
5% 3/1/29	2,060,000	2,123,195
5% 3/1/32	1,000,000	1,032,931
5% 3/1/34	3,640,000	3,719,928
5.25% 3/1/37	1,600,000	1,635,375
Series 2022 B, 5% 3/1/32	2,060,000	2,127,838
Series 2023 B:
5% 5/1/37	4,730,000	4,722,497
5.25% 5/1/40	1,160,000	1,160,208
5.25% 5/1/41	1,520,000	1,511,165
Series 2023 D:
5% 7/1/29	6,485,000	6,697,509
5% 7/1/36	2,945,000	2,961,239
Illinois Reg'l. Trans. Auth. Series 2003 B, 5.75% 6/1/33	10,000,000	11,045,734
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	459,574
Series A:
5% 1/1/38	945,000	966,908
5% 1/1/41	205,000	207,523
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	427,257
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	568,704
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	234,996
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	237,219
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	212,913
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	479,356
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,030,598
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	14,385,000	4,123,091
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	640,711
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	424,422
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	3,614,340
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	938,605
Series 2017 A, 5% 6/15/57	6,200,000	5,663,965
Series 2020 A:
4% 6/15/50	8,380,000	6,513,805
5% 6/15/50	6,840,000	6,351,530
Series 2020 B, 5% 6/15/42	2,520,000	2,433,246
Series 2022 A:
0% 12/15/35	730,000	388,554
0% 12/15/36	970,000	484,120
0% 12/15/37	1,175,000	546,912
0% 6/15/40	985,000	388,748
0% 6/15/41	1,355,000	503,607
Series 2023 A, 5% 12/15/28	3,070,000	3,149,950
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,105,564
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,055,956
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	692,648
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	1,420,000	1,335,946
Series 2023 C:
5% 1/1/34	10,000,000	10,455,658
5% 1/1/35	4,000,000	4,157,610
Series 2023 D, 5% 1/1/30	2,000,000	2,076,510
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	98,479
TOTAL ILLINOIS		330,428,793
Indiana - 1.1%
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	525,439
Series 2023 B1, 5%, tender 7/1/28 (b)	11,235,000	11,611,471
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	532,720
Series 2019 B, 3.5% 1/1/49	415,000	399,352
Series 2021 C1, 3% 1/1/52	510,000	474,364
Series A:
3.75% 1/1/49	2,070,000	2,001,654
5% 1/1/28	305,000	315,192
5% 7/1/28	305,000	315,220
5% 1/1/29	305,000	315,586
5% 7/1/29	255,000	264,438
Purdue Univ. Rev. Series 2023 A:
5% 7/1/36	900,000	969,889
5% 7/1/37	1,000,000	1,065,895
5% 7/1/38	1,110,000	1,171,933
5% 7/1/39	2,000,000	2,101,968
5% 7/1/40	2,250,000	2,354,655
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,387,297
Series 2020, 5% 4/1/32	715,000	732,719
TOTAL INDIANA		26,539,792
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	857,863
Series 2019 A1, 5% 5/15/55	3,635,000	2,532,269
Series A, 5% 5/15/48	2,505,000	1,815,820
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	920,047
Series 2021 B1, 4% 6/1/49	1,180,000	1,051,319
TOTAL IOWA		7,177,318
Kentucky - 3.3%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,350,000	946,666
4% 2/1/36	710,000	630,507
4% 2/1/37	540,000	471,143
5% 2/1/24	1,105,000	1,106,295
5% 2/1/25	885,000	888,331
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	301,215
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,499,516
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	693,719
5% 1/1/39	645,000	651,458
5% 1/1/49	2,340,000	2,265,179
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	2,919,329
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 3.95%, tender 12/1/23 (b)	6,500,000	6,498,507
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54	13,350,000	14,044,723
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,025,000	1,050,415
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	972,523
5% 5/1/38	3,745,000	3,790,149
Series A:
4% 11/1/34	1,170,000	1,084,874
4% 11/1/35	375,000	342,703
4% 11/1/36	935,000	834,520
4% 11/1/37	1,170,000	1,022,139
5% 8/1/27	375,000	381,022
5% 11/1/29	1,035,000	1,078,349
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,480,180
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,837,428
Series A:
4% 12/1/24	470,000	466,592
4% 6/1/25	545,000	538,233
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	496,484
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	601,673
Series 2023 B, 5%, tender 10/1/29 (b)	15,240,000	15,541,517
Series 2016 A, 5% 10/1/31	90,000	90,471
Series 2020 A:
3% 10/1/43	4,495,000	3,019,986
4% 10/1/39	1,405,000	1,205,785
TOTAL KENTUCKY		81,751,631
Louisiana - 0.6%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/23	1,135,000	1,134,095
4% 12/1/24	1,145,000	1,125,732
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	975,000	1,011,084
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,799,702
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	846,007
Series 2018 E:
5% 7/1/32	1,375,000	1,406,120
5% 7/1/33	1,120,000	1,142,357
5% 7/1/34	1,295,000	1,317,648
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,307,620
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	635,000	624,031
4.05%, tender 7/1/26 (b)	2,770,000	2,713,741
TOTAL LOUISIANA		14,428,137
Maine - 0.4%
Brunswick Series 2020, 2.25% 11/1/35	685,000	503,134
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 5% 7/1/33	260,000	265,207
Series 2021 A, 4% 7/1/46	2,865,000	2,318,891
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,125,000	1,123,549
Series C, 3.5% 11/15/46	1,430,000	1,415,412
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	472,334
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	3,834,702
TOTAL MAINE		9,933,229
Maryland - 1.2%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	351,954
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	300,000	292,117
Series 2019 C:
3.5% 3/1/50	2,105,000	2,021,720
5% 9/1/27	680,000	703,301
5% 9/1/28	110,000	114,810
Series 2020 A, 2.5% 9/1/40	4,000,000	2,726,810
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	935,126
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	3,325,000	2,088,024
4% 6/1/55	585,000	442,747
5% 6/1/31	330,000	340,174
Series 2023:
5% 7/1/25	475,000	480,778
5% 7/1/28	625,000	642,477
5% 7/1/39	2,000,000	1,979,001
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	660,000	662,386
5% 4/15/25	860,000	870,358
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	5,730,186
5% 6/1/52	1,350,000	1,335,887
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	567,080
Series 2022 A, 4% 6/1/35	2,340,000	2,224,187
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.5% 7/1/47	1,650,000	982,833
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	6,800,000	4,934,292
TOTAL MARYLAND		30,426,248
Massachusetts - 1.7%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,170,000	4,286,140
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/47 (c)	1,250,000	1,021,347
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,285,000	1,300,631
Series 2016, 5% 10/1/41	1,000,000	911,546
Series 2017 A, 5% 1/1/36	2,260,000	2,250,088
Series 2017, 5% 7/1/47	885,000	783,382
Series 2018, 5% 1/1/43	1,250,000	1,156,628
Series 2019 A, 5% 7/1/26	1,640,000	1,628,627
Series 2019 K:
5% 7/1/25	770,000	779,366
5% 7/1/26	1,015,000	1,035,217
5% 7/1/27	1,220,000	1,254,603
Series 2019:
5% 7/1/25	615,000	617,572
5% 7/1/26	345,000	347,137
5% 7/1/28	515,000	521,527
5% 7/1/29	470,000	476,215
5% 9/1/59	2,000,000	1,999,392
Series 2020 A, 4% 7/1/45	3,425,000	2,649,035
Series 2021 V, 5% 7/1/55	4,980,000	4,947,202
Series J2, 5% 7/1/53	3,535,000	3,353,069
Series M:
4% 10/1/50	3,485,000	2,517,997
5% 10/1/45	2,625,000	2,308,389
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,095,000	1,969,472
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	1,000,000	675,179
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	1,000,000	677,360
Waltham Gen. Oblig. Series 2020, 2% 10/15/37	2,570,000	1,733,962
TOTAL MASSACHUSETTS		41,201,083
Michigan - 2.5%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	705,504
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	766,395
5% 7/1/25	435,000	430,451
5% 7/1/26	400,000	394,514
5% 7/1/27	620,000	610,959
5% 7/1/28	865,000	851,875
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	883,282
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,020,000	614,241
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,279,827
5% 7/1/38	1,325,000	1,352,087
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	778,028
5% 7/1/38	1,000,000	1,016,883
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	472,440
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	6,940,000	6,158,078
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	3,995,504
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	933,283
Bonds:
Series 2019 B, 5%, tender 11/16/26 (b)	1,235,000	1,251,321
Series 2019 MI2, 5%, tender 2/1/25 (b)	695,000	703,417
Series 2015, 5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	290,000	294,383
Series 2016, 5% 11/15/26	795,000	810,235
Series 2019 A:
3% 12/1/49	2,045,000	1,351,644
4% 12/1/49	745,000	607,967
5% 11/15/48	270,000	253,823
Series 2020 A, 4% 6/1/49	810,000	658,535
Series 2020, 5% 6/1/40	470,000	461,668
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 B, 3.5% 6/1/47	1,430,000	1,401,821
Series 2023 B, 5.75% 6/1/54	8,000,000	8,221,854
Series A, 3.5% 12/1/50	2,620,000	2,508,947
Michigan State Hsg. Dev. Auth. Series 2021 A:
2.45% 10/1/46	2,240,000	1,312,809
2.7% 10/1/56	1,000,000	554,364
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	760,709
Series 2019 A, 5% 3/1/31	545,000	568,168
Series 2019:
5% 3/1/32	610,000	634,084
5% 3/1/33	585,000	605,411
5% 3/1/34	655,000	677,150
5% 3/1/35	655,000	675,913
5% 3/1/36	750,000	769,963
5% 3/1/37	840,000	853,129
5% 3/1/38	1,240,000	1,246,643
5% 3/1/39	840,000	840,669
Wayne County Arpt. Auth. Rev.:
Series 2023 A:
5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,200,000	2,293,830
5.25% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	2,090,000	2,169,959
5.25% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	1,800,000	1,859,342
5.25% 12/1/43 (Assured Guaranty Muni. Corp. Insured)	2,075,000	2,138,459
Series 2023 C, 5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,142,646
TOTAL MICHIGAN		61,872,214
Minnesota - 1.1%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	470,000	474,555
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	442,991
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	10,845,000	11,150,722
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,121,914
Series 2018 A, 5% 10/1/45	5,000	4,527
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	625,000	643,153
Series 2023, 6% 7/1/53	3,075,000	3,202,609
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,155,000	1,000,391
3.55% 2/1/38	1,205,000	1,032,320
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	411,957
5% 5/1/48	630,000	611,535
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/38	1,855,000	1,343,261
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,303,763
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,104,481
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	845,000	747,390
3.65% 2/1/38	885,000	763,322
TOTAL MINNESOTA		26,358,891
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	573,570
Series I:
5% 10/1/24	500,000	502,863
5% 10/1/26	610,000	620,404
5% 10/1/28	935,000	961,532
TOTAL MISSISSIPPI		2,658,369
Missouri - 0.8%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	625,992
4% 12/1/34	375,000	371,545
4% 12/1/36	655,000	620,328
4% 12/1/37	470,000	431,364
4% 12/1/40	470,000	412,856
5% 12/1/28	545,000	578,796
5% 12/1/29	330,000	354,168
5% 12/1/30	620,000	672,969
5% 12/1/35	560,000	603,285
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,200,000	2,213,227
Series 2019 A:
4% 10/1/48	4,480,000	3,695,746
5% 10/1/46	430,000	432,441
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	110,000	107,052
Series 2021 A, 3% 5/1/52	2,250,000	2,112,148
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/27	2,275,000	2,352,032
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	44,189
5.25% 9/1/53	3,910,000	3,111,523
TOTAL MISSOURI		18,739,661
Montana - 0.2%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	55,000	53,186
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/28	645,000	645,222
Series 2021 A, 3% 6/1/50	4,950,000	3,093,483
TOTAL MONTANA		3,791,891
Nebraska - 1.0%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,755,000	9,704,417
Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,336,116
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	940,000	576,619
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	2,895,000	2,762,105
TOTAL NEBRASKA		25,379,257
Nevada - 0.6%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	395,000	394,784
Clark County School District:
Series 2017 A:
5% 6/15/24	235,000	236,461
5% 6/15/26	200,000	205,555
Series A, 5% 6/15/27	1,220,000	1,266,985
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,123,206
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,340,000	1,305,424
Series 2019 B, 4% 10/1/49	145,000	141,237
Series 2021 A, 3% 4/1/51	1,500,000	1,409,593
Series 2021 B, 3% 10/1/51	6,295,000	5,844,342
Nevada Hwy. Impt. Rev. Series 2020 A, 2% 12/1/32	3,020,000	2,346,214
TOTAL NEVADA		14,273,801
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,118,371
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,604,142	1,476,369
Series 2022 1, 4.375% 9/20/36	2,261,300	2,063,229
Series 2023 2A, 3.875% 1/20/38	6,273,000	5,288,875
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	299,490
Series 2017, 5% 7/1/44	2,185,000	1,795,729
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,636,845	6,737,412
TOTAL NEW HAMPSHIRE		18,779,475
New Jersey - 4.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	935,000	937,198
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	205,389
Series 2024 SSS:
5% 6/15/33 (e)	750,000	772,894
5.25% 6/15/36 (e)	1,055,000	1,091,373
Series A, 5% 11/1/31	2,560,000	2,668,200
Series QQQ, 4% 6/15/46	740,000	619,626
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	956,462
5% 6/15/35	545,000	554,526
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	143,009
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	981,963
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	196,162
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	246,610
Series 2016 A, 5% 7/15/27	935,000	953,206
Series 2018 EEE, 5% 6/15/28	550,000	572,301
Series LLL:
4% 6/15/44	2,745,000	2,326,166
4% 6/15/49	2,515,000	2,075,655
Series MMM:
4% 6/15/35	1,085,000	1,025,776
4% 6/15/36	420,000	392,522
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	1,924,159
5% 7/1/39	2,080,000	2,005,964
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/28	935,000	982,021
5% 6/1/29	1,120,000	1,183,846
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,609,778
Series 2016 A, 5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,260,000	1,294,374
Series 2016:
4% 7/1/48	3,355,000	2,589,634
5% 7/1/28	1,095,000	1,092,675
5% 7/1/41	85,000	78,896
Series 2021, 3% 7/1/39	1,910,000	1,371,166
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	185,000	185,133
5% 12/1/25	200,000	203,676
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5% 6/1/28	935,000	965,445
Series 2018 B, 5% 6/1/46	4,855,000	4,501,640
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	633,709
Series 2022 B, 5% 1/1/46	11,000,000	11,078,305
Series D, 5% 1/1/28	1,000,000	1,021,981
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,836,429
Series 2006 C:
0% 12/15/25	5,025,000	4,595,102
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,310,000	1,003,944
0% 12/15/30 (FGIC Insured)	2,100,000	1,522,208
0% 12/15/31 (FGIC Insured)	5,400,000	3,724,411
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	3,190,000	2,016,085
Series 2010 A:
0% 12/15/27	1,130,000	946,488
0% 12/15/30	1,000,000	721,841
Series 2018 A:
5% 12/15/32	630,000	648,910
5% 12/15/34	1,915,000	1,963,082
Series 2019 BB, 4% 6/15/50	1,360,000	1,129,006
Series 2021 A:
4% 6/15/34	550,000	525,211
4% 6/15/38	750,000	684,041
5% 6/15/32	1,095,000	1,146,462
5% 6/15/33	4,230,000	4,428,729
Series 2022 A, 4% 6/15/40	3,125,000	2,773,274
Series 2022 AA:
5% 6/15/30	1,845,000	1,940,641
5% 6/15/31	4,485,000	4,732,557
5% 6/15/33	1,250,000	1,315,130
Series 2022 BB:
4% 6/15/46	5,350,000	4,555,557
4% 6/15/50	3,600,000	2,988,546
Series A:
0% 12/15/31	1,615,000	1,108,585
4% 12/15/39	935,000	835,766
4.25% 12/15/38	2,355,000	2,205,208
Series AA:
4% 6/15/39	975,000	878,264
4% 6/15/45	5,915,000	5,035,531
4% 6/15/50	6,105,000	5,068,076
5% 6/15/36	1,075,000	1,107,879
5% 6/15/50	470,000	457,539
Series BB, 4% 6/15/44	1,215,000	1,039,231
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	949,420
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	520,220
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/37	4,750,000	4,977,079
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	987,752
5% 11/1/40	1,350,000	1,317,827
TOTAL NEW JERSEY		121,127,471
New Mexico - 0.5%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	964,169
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,380,830
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	1,140,000	1,112,727
Series 2019 C, 4% 1/1/50	595,000	578,409
Series 2019 D, 3.75% 1/1/50	225,000	217,169
Series 2023 C, I 5.75% 3/1/54	1,915,000	1,983,798
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,674,161
Series 2019 A:
4% 11/1/23	185,000	185,000
4% 5/1/24	630,000	628,879
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	58,147
5% 5/15/39	45,000	37,189
5% 5/15/44	45,000	35,271
5% 5/15/49	100,000	74,740
TOTAL NEW MEXICO		11,930,489
New York - 13.9%
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,465,000	3,435,041
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,378,143
Series 2018, 5% 9/1/36	235,000	242,443
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	260,327
Nassau County Gen. Oblig. Series 2023 B:
5% 4/1/38	2,000,000	2,098,217
5% 4/1/39	1,800,000	1,877,158
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,055,997
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	990,000	1,002,700
Series 2021 A1, 5% 8/1/31	3,990,000	4,253,816
Series 2022 A1:
5% 9/1/39	9,105,000	9,401,352
5% 8/1/47	3,645,000	3,631,516
Series 2023 1, 5% 8/1/28	1,000,000	1,054,857
Series 2023 E1:
5% 4/1/38	2,000,000	2,080,969
5% 4/1/39	2,800,000	2,896,049
5% 4/1/40	9,000,000	9,235,463
5% 4/1/41	1,000,000	1,022,031
Series 2024 A:
5% 8/1/39	2,635,000	2,727,863
5% 8/1/42	2,000,000	2,034,994
Series B, 5% 10/1/43	2,540,000	2,560,307
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,097,809
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,003,027
Series 2021, 0.6%, tender 7/1/25 (b)	1,545,000	1,428,896
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	8,400,000	8,136,228
Series 2023 A2:
3.7%, tender 12/30/27 (b)	3,955,000	3,835,898
3.73%, tender 12/29/28 (b)	4,410,000	4,241,013
Series 2019 J, 3.05% 11/1/49	1,150,000	753,328
Series 2021 C1, 2.5% 11/1/51	4,155,000	2,362,120
Series 2021 F1:
2.25% 11/1/41	6,515,000	4,110,659
2.4% 11/1/46	1,445,000	852,271
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,512,423
Series 2018 S2, 5% 7/15/35	1,005,000	1,028,863
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,685,000	1,699,903
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,265,766
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,646,944
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	825,457
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	601,813
Series 2022 A:
5% 7/1/36	750,000	769,307
5% 7/15/37	380,000	366,107
5% 7/1/40	935,000	913,781
5% 7/1/41	935,000	907,270
5% 7/15/42	1,075,000	985,280
5% 7/15/50	2,775,000	2,422,816
Series 2022:
5% 7/1/30	1,540,000	1,550,430
5% 7/1/31	1,615,000	1,623,543
5% 7/1/38	780,000	739,683
5% 7/1/39	1,225,000	1,151,654
5% 7/1/40	2,760,000	2,572,515
5% 7/1/41	2,900,000	2,679,536
5% 7/1/42	1,520,000	1,390,044
5% 7/1/57	6,385,000	5,424,199
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	15,720,000	16,005,134
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,412,027
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	400,417
Series 2015 D1, 5% 11/15/28	2,310,000	2,318,247
Series 2017 C1, 5% 11/15/34	2,230,000	2,257,024
Series 2017 D:
5% 11/15/30	8,760,000	8,915,995
5% 11/15/35	1,870,000	1,885,087
Series 2020 D, 4% 11/15/46	12,660,000	10,428,283
New York N Y City Transitional Series 2024 B:
5% 5/1/37	2,500,000	2,651,276
5% 5/1/38	5,000,000	5,237,263
5% 5/1/39	3,600,000	3,738,500
5% 5/1/40	8,665,000	8,938,104
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	960,787
Series 2019 D, 3% 2/15/49	3,920,000	2,624,510
Series 2021 A, 4% 3/15/38	4,000,000	3,642,477
Series 2021 E:
3% 3/15/50	2,340,000	1,550,097
4% 3/15/39	4,000,000	3,597,821
4% 3/15/45	5,435,000	4,700,947
4% 3/15/47	3,830,000	3,292,794
Series 2022 A, 5% 3/15/41	12,850,000	13,196,685
Series 2023 A:
5% 3/15/29	5,000,000	5,304,011
5% 3/15/30	7,705,000	8,193,292
5% 3/15/40	4,000,000	4,138,272
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	857,002
1.1%, tender 5/1/27 (b)	3,545,000	3,079,743
Series 2023 C2, 3.8%, tender 5/1/29 (b)	12,625,000	12,146,882
New York State Mtg. Agcy. Homeowner Mtg. Series 2020 225, 2.45% 10/1/45	10,000,000	6,055,517
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,005,725
4% 3/15/49	7,380,000	6,211,840
5% 3/15/37	11,380,000	11,826,250
Series 2020 C:
4% 3/15/39	3,315,000	3,011,298
5% 3/15/43	4,680,000	4,727,935
5% 3/15/47	9,360,000	9,361,441
Series 2020 E:
3% 3/15/50	1,525,000	1,013,717
4% 3/15/44	8,705,000	7,538,586
4% 3/15/45	7,020,000	6,034,347
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,540,000	3,661,036
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/33	325,000	331,893
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,209,607
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,517,527
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	215,486
5.375% 11/1/54 (c)	935,000	682,367
Triborough Bridge & Tunnel Auth. Series 2021 B, 4% 5/15/56	1,645,000	1,366,759
Triborough Bridge & Tunnel Auth. Revs.:
Series 2022 A:
5% 11/15/40	2,280,000	2,325,962
5% 11/15/41	1,750,000	1,775,760
Series 2023 B1:
5% 11/15/39	1,130,000	1,164,385
5% 11/15/40	1,000,000	1,021,912
5% 11/15/41	1,750,000	1,777,993
5% 11/15/42	1,000,000	1,009,218
5% 11/15/43	1,000,000	1,005,306
TOTAL NEW YORK		340,472,370
North Carolina - 1.9%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	745,636
Charlotte Int'l. Arpt. Rev. Series 2023 A:
5% 7/1/37	775,000	814,726
5% 7/1/38	785,000	817,441
5% 7/1/40	2,125,000	2,193,418
5% 7/1/41	2,500,000	2,569,872
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	5,130,000	5,050,755
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	50,000	52,312
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series 2010, 3.95%, tender 12/1/23 (b)	5,000,000	5,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2020 45, 3% 7/1/51	14,300,000	13,468,855
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,205,874
Series 2020 A, 3% 7/1/45	1,335,000	904,108
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	12,504,853
TOTAL NORTH CAROLINA		45,327,850
North Dakota - 0.3%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/46	1,060,000	801,090
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	790,000	742,554
Series 2021 B, 3% 7/1/52	2,080,000	1,931,255
Series 2022, 5% 1/1/53	2,745,000	2,741,442
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,865,000	1,668,684
TOTAL NORTH DAKOTA		7,885,025
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,210,176
Series 2020, 5% 11/15/31	360,000	366,014
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	935,000	913,552
Series 2016, 5% 2/15/46	1,625,000	1,560,266
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,030,000	1,336,014
4% 6/1/48	660,000	527,475
5% 6/1/36	2,045,000	2,090,983
Series 2020 B2, 5% 6/1/55	5,430,000	4,441,916
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	866,020
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	691,577
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,215,719
5.25% 8/1/40	1,320,000	1,303,525
5.25% 8/1/41	1,390,000	1,377,682
5.25% 8/1/42	1,465,000	1,435,366
Cuyahoga County Hosp. Rev. Series 2017, 5.5% 2/15/52	3,720,000	3,526,210
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	356,006
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	759,140
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	782,297
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,130,000	4,125,760
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	3,320,000	3,198,530
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	1,590,000	1,291,543
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	589,584
5% 7/1/35	2,455,000	2,535,200
5% 7/1/42	4,235,000	4,193,738
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,578,296
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	1,255,000	1,181,832
Series 2020 A, 4% 1/15/50	265,000	207,610
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	75,000	73,822
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,580,000	1,661,552
Ohio Major New State Infrastructure Rev. Series 2021 1A, 5% 12/15/31	1,310,000	1,420,979
Ohio Spl. Oblig. (Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/36	1,000,000	1,062,862
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	590,000	612,212
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/23	470,000	470,234
5% 12/1/24	490,000	493,344
5% 12/1/25	430,000	435,761
5% 12/1/26	560,000	572,212
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,832,405
5% 2/15/27	1,510,000	1,525,395
Series 2019, 5% 2/15/29	505,000	510,779
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	799,372
6% 12/1/29	880,000	842,838
6% 12/1/30	930,000	884,871
6% 12/1/31	995,000	940,457
TOTAL OHIO		59,801,126
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	332,749
5% 8/1/44	620,000	535,046
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	295,000	310,275
TOTAL OKLAHOMA		1,178,070
Oregon - 0.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,237,752
5% 8/15/38	3,465,000	3,473,087
Oregon Gen. Oblig. Series 2022 A, 5% 12/1/52	1,895,000	1,892,786
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,650,000	6,504,191
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,125,000	2,018,602
TOTAL OREGON		15,126,418
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev.:
Series 2021 B, 5% 1/1/51	7,525,000	7,234,865
Series 2023 B:
5.25% 1/1/48	850,000	860,422
5.25% 1/1/53	1,000,000	1,001,265
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	420,784
4% 12/1/41	995,000	631,732
4.25% 12/1/50	1,110,000	647,779
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/36	565,000	477,317
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	650,457
Series 2020 A:
5% 6/1/29	1,640,000	1,731,802
5% 6/1/32	2,810,000	2,949,402
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,072,822
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,401,564
Series 2017, 5% 7/1/30	1,345,000	1,332,262
Doylestown Hosp. Auth. Hosp. Rev. Series 2019 A:
5% 7/1/49	860,000	680,165
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	95,000	101,022
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 C, 5%, tender 4/1/30 (b)	3,675,000	3,772,577
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/24	1,590,000	1,597,588
5% 7/1/26	1,780,000	1,807,379
5% 7/1/27	1,870,000	1,912,190
5% 7/1/28	1,945,000	2,003,529
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/35	380,000	397,615
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,116,812
Series 2019:
4% 9/1/36	700,000	630,994
4% 9/1/37	700,000	625,130
4% 9/1/38	1,590,000	1,405,636
4% 9/1/39	1,030,000	900,975
4% 9/1/44	235,000	196,894
5% 9/1/24	630,000	633,094
Series 2020:
5% 4/1/24	340,000	340,001
5% 4/1/25	260,000	259,861
5% 4/1/26	310,000	303,790
5% 4/1/27	590,000	574,597
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2020 A:
5% 4/15/24	515,000	516,862
5% 4/15/25	700,000	708,431
5% 4/15/26	2,340,000	2,389,890
Series 2023 A2, 5% 5/15/35	500,000	520,803
Series 2023 B, 5% 5/15/35	500,000	520,803
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	900,000	815,366
Series 2023 B2, 5.25% 7/1/46	965,000	887,067
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,187,711
Series 2016, 5% 5/1/34	1,495,000	1,512,531
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 137, 3% 10/1/51	2,880,000	2,644,484
Series 2023 142A:
4.5% 10/1/38	1,940,000	1,850,408
5% 10/1/43	1,400,000	1,387,794
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,143,159
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,877,955
Series 2021 A:
4% 12/1/43	2,810,000	2,377,156
4% 12/1/46	4,680,000	3,874,861
4% 12/1/50	935,000	758,117
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	499,489
Series 2017, 5% 11/1/47	975,000	893,928
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,118,235
Series 2019 B:
5% 2/1/34	2,105,000	2,195,850
5% 2/1/35	2,575,000	2,685,367
5% 2/1/36	2,260,000	2,338,748
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,342,340
Series 2019 A:
4% 9/1/35	1,170,000	1,083,602
5% 9/1/26	1,870,000	1,916,164
5% 9/1/30	1,250,000	1,294,991
5% 9/1/32	935,000	967,104
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	580,000	597,493
5% 9/1/44	1,355,000	1,320,038
Series 2019 B, 5% 9/1/26	1,035,000	1,060,551
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2022 C:
5% 6/1/33	650,000	693,696
5% 6/1/34	800,000	850,502
Series 2023 B:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,559,934
5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	4,330,000	4,411,717
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,553,638
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,755,000	2,826,421
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	424,298
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	220,000	184,944
4% 6/1/49	520,000	422,055
5% 6/1/44	380,000	369,120
5% 6/1/49	605,000	578,784
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	843,920
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,242,076
TOTAL PENNSYLVANIA		102,920,725
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (c)	1,750,000	1,397,012
5% 7/1/33 (c)	835,000	816,185
5% 7/1/37 (c)	3,500,000	3,291,204
Series 2022 A, 4% 7/1/42 (c)	1,750,000	1,397,029
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,638,773	4,934,330
4% 7/1/33	5,651,810	4,914,470
4% 7/1/35	2,035,000	1,706,028
5.625% 7/1/27	589,592	599,674
5.625% 7/1/29	4,000,136	4,087,221
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	9,120,000	7,878,089
TOTAL PUERTO RICO		31,021,242
Rhode Island - 0.6%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2020 A, 5% 9/15/39 (Assured Guaranty Muni. Corp. Insured)	1,490,000	1,483,814
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B:
5% 9/1/31	855,000	788,213
5% 9/1/36	1,670,000	1,448,020
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/36	225,000	231,953
5% 11/1/39	255,000	256,843
5% 11/1/41	750,000	750,160
5% 11/1/42	1,000,000	996,047
5% 11/1/43	1,300,000	1,293,140
5% 11/1/47	5,500,000	5,382,367
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	135,000	131,692
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	935,000	896,730
TOTAL RHODE ISLAND		13,658,979
South Carolina - 0.8%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,715,953
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	220,000	213,048
Series 2023 B, 6% 1/1/54	980,000	1,028,708
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	1,220,000	1,234,284
Series 2023:
4% 2/1/42	2,110,000	1,794,890
4% 2/1/43	2,500,000	2,110,084
5% 2/1/40	1,460,000	1,473,448
5% 2/1/41	2,000,000	2,007,306
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,301,361
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	95,317
Series 2016 A, 5% 12/1/33	205,000	206,151
Series 2020 A, 5% 12/1/32	1,580,000	1,618,652
Series A, 5% 12/1/23 (Escrowed to Maturity)	740,000	740,592
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,114,228
TOTAL SOUTH CAROLINA		18,654,022
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,495,000	1,497,992
Series 2020 A, 3% 9/1/45	1,730,000	1,182,442
TOTAL SOUTH DAKOTA		2,680,434
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	6,254,789
5% 8/1/25	575,000	579,260
Series 2019 A2, 5% 8/1/44	2,105,000	1,987,819
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	564,814
5% 4/1/27 (Escrowed to Maturity)	30,000	31,090
5% 4/1/28	375,000	376,921
5% 4/1/28 (Escrowed to Maturity)	20,000	20,967
5% 4/1/41	445,000	414,804
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	26,354
Johnson City Health & Edl. Hosp. Rev. Series 2023 A, 5% 7/1/24	1,250,000	1,253,444
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/43	2,000,000	1,966,413
5.25% 5/1/48	5,000,000	4,994,341
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,150,000	1,613,425
5.25% 10/1/58	1,145,000	1,036,696
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,895,179
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	735,000	720,364
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	265,000	192,536
2.8% 7/1/44	325,000	220,226
Series 2019 4, 2.9% 7/1/39	195,000	148,258
Series 2021 1, 3% 7/1/51	2,550,000	2,405,599
Series 2021 3A, 3% 1/1/52	825,000	770,414
TOTAL TENNESSEE		27,473,713
Texas - 7.5%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	1,870,000	1,908,828
Bell County Gen. Oblig. Series 2021:
2% 2/15/34	2,500,000	1,835,971
2% 2/15/35	1,000,000	712,981
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/33	1,355,000	984,360
1.875% 9/1/35	705,000	486,609
Central Reg'l. Mobility Auth.:
Series 2020 B:
4% 1/1/34	260,000	251,990
4% 1/1/35	210,000	201,560
4% 1/1/36	230,000	217,901
4% 1/1/37	330,000	306,148
4% 1/1/38	435,000	393,342
4% 1/1/39	560,000	499,973
4% 1/1/40	215,000	189,746
5% 1/1/27	185,000	189,936
5% 1/1/28	215,000	222,684
5% 1/1/29	795,000	826,704
5% 1/1/30	375,000	391,203
5% 1/1/31	185,000	192,939
5% 1/1/32	185,000	192,871
5% 1/1/33	280,000	291,704
Series 2021 B:
5% 1/1/30	935,000	975,400
5% 1/1/32	1,195,000	1,256,710
5% 1/1/39	1,215,000	1,225,292
5% 1/1/46	3,275,000	3,188,601
Series 2021 C, 5% 1/1/27	3,525,000	3,581,062
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	1,600,000	1,581,701
Coppell Tex Series 2020, 1.625% 2/1/37	1,495,000	941,152
Cypress-Fairbanks Independent School District Series 2019 A, 3% 2/15/33	2,765,000	2,427,566
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,275,936
4% 11/1/35	1,175,000	1,129,070
Series 2021 B, 5% 11/1/43	975,000	971,084
Series 2023 B, 5% 11/1/39	2,600,000	2,662,177
Dallas Independent School District Series 2019, 5% 2/15/24	655,000	656,899
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	470,335
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	455,000	446,985
2%, tender 8/1/24 (b)	90,000	88,738
2%, tender 8/1/24 (b)	85,000	83,808
Frisco Texas:
Series 2020:
2% 2/15/34	1,545,000	1,173,123
2% 2/15/35	1,575,000	1,159,311
2% 2/15/36	1,610,000	1,145,786
2% 2/15/37	1,640,000	1,121,680
Series 2022:
2% 2/15/35	4,460,000	3,282,874
2% 2/15/36	4,550,000	3,238,092
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,230,000	10,589,626
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	472,881
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	929,483
4% 2/15/39	2,000,000	1,840,539
4% 2/15/40	2,000,000	1,820,199
4% 2/15/41	2,000,000	1,800,332
5% 2/15/33	1,300,000	1,394,120
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,053,601
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	738,611
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,208,808
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	6,860,000	6,828,345
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	935,000	961,077
Series 2020 C, 5% 11/15/28	2,245,000	2,374,784
Series 2021 A:
5% 11/15/26	355,000	366,597
5% 11/15/28	1,480,000	1,559,999
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	384,978
Katy Independent School District Series 2023:
5% 2/15/38	500,000	521,547
5% 2/15/39	1,500,000	1,559,119
5% 2/15/40	330,000	342,119
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,380,225
5% 5/15/48	1,590,000	1,523,936
Series 2020, 5% 5/15/28	2,105,000	2,189,349
Series 2023:
5% 5/15/36	3,000,000	3,146,834
5% 5/15/37	1,400,000	1,452,518
5% 5/15/38	1,500,000	1,538,959
5% 5/15/39	1,915,000	1,951,509
5% 5/15/40	2,500,000	2,532,343
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	530,000	519,829
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,470,536
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	316,255
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	713,008
Series 2017 A, 5% 1/1/39	3,745,000	3,796,495
Series 2018:
4% 1/1/38	1,715,000	1,512,159
5% 1/1/35	470,000	483,047
Series 2019 A, 5% 1/1/38	4,680,000	4,781,017
Series 2019 B, 5% 1/1/25	605,000	611,702
Series 2021 B, 4% 1/1/33	1,870,000	1,791,895
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	1,510,000	1,423,097
Series 2023 B, 3%, tender 8/1/29 (b)	10,345,000	9,967,758
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,126,471
Plano Gen. Oblig.:
Series 2018, 3.37% 9/1/37	840,000	681,316
Series 2023, 5% 9/1/40	1,000,000	1,024,364
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,825,000	1,806,931
Series 2021 A, 3% 2/15/37	1,480,000	1,192,499
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,438,734
Series 2021 A, 5% 2/1/46	3,690,000	3,682,492
Tarrant County Series 2022, 5% 7/15/35	1,640,000	1,752,455
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	520,523
Series 2022:
4% 10/1/42	1,185,000	986,947
4% 10/1/47	1,265,000	1,042,845
4% 10/1/52	2,810,000	2,251,934
5% 10/1/36	515,000	530,755
5% 10/1/40	1,870,000	1,877,850
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	797,307
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,226,040
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	700,949	574,787
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,040,000	4,230,731
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	575,000	556,234
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	705,728
4% 6/30/38	1,965,000	1,762,803
4% 12/31/39	1,640,000	1,453,284
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	494,870
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,695,000	7,820,977
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	935,000	938,643
Waco Gen. Oblig. Series 2020:
2.25% 2/1/36	1,935,000	1,436,292
2.375% 2/1/40	710,000	474,927
TOTAL TEXAS		182,618,807
Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2021 B:
5% 7/1/46	2,305,000	2,270,614
5% 7/1/51	9,285,000	9,002,932
TOTAL UTAH		11,273,546
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	996,000	918,517
Series 2022 A, 5.25% 11/1/52	1,000,000	1,007,054
Series A, 3.75% 11/1/50	1,271,000	1,230,873
TOTAL VERMONT		3,156,444
Virginia - 0.4%
Arlington County IDA Hosp. Facilities Bonds Series 2023 A, 5%, tender 7/1/31 (b)	3,410,000	3,527,153
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	1,550,000	954,273
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	473,154
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	219,032
4% 4/1/39	235,000	195,066
4% 4/1/40	260,000	212,713
4% 4/1/45	700,000	536,227
5% 4/1/24	280,000	280,343
5% 4/1/26	330,000	331,546
5% 4/1/27	330,000	332,423
5% 4/1/28	410,000	413,883
5% 4/1/29	540,000	545,076
5% 4/1/49	935,000	822,700
Virginia Port Auth. Commonwealth Port Rev. Series 2023 A, 5% 7/1/40	1,165,000	1,222,932
TOTAL VIRGINIA		10,066,521
Washington - 2.0%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	2,200,000	1,579,491
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	675,000	658,402
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	1,910,795
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3:
4.5% 1/1/40	1,000,000	931,609
4.625% 1/1/41	2,400,000	2,238,720
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	237,007
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 4.375% 12/1/30	2,020,000	1,981,460
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,075,585
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	9,195,000	8,408,630
Washington Gen. Oblig.:
Series 2017 D, 5% 2/1/35	470,000	483,290
Series 2021 A, 5% 8/1/43	840,000	859,009
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	810,000	805,513
5% 7/1/31	40,000	39,385
5% 7/1/42	525,000	472,341
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	230,609
5% 8/15/26	210,000	211,235
Series 2015 B, 5% 10/1/38	3,950,000	4,001,512
Series 2017 A, 4% 7/1/42	5,410,000	4,259,911
Series 2017:
4% 8/15/42	6,550,000	5,089,976
5% 8/15/36	470,000	452,200
Series 2020:
5% 9/1/38	1,870,000	1,871,804
5% 9/1/45	2,105,000	2,026,839
5% 9/1/50	2,340,000	2,236,088
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,625,000	1,707,183
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/25	400,000	402,253
5% 10/1/26	1,880,000	1,897,211
5% 10/1/34	1,415,000	1,417,521
Series 2019, 4% 10/1/49	2,470,000	1,832,465
TOTAL WASHINGTON		49,318,044
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2023 A:
5% 6/1/37	1,400,000	1,420,805
5% 6/1/38	500,000	502,719
5% 6/1/40	1,970,000	1,959,835
5% 6/1/41	1,970,000	1,953,866
5% 6/1/43	3,505,000	3,440,558
Series 2023, 6% 9/1/48	5,560,000	5,742,862
TOTAL WEST VIRGINIA		15,020,645
Wisconsin - 2.1%
Howard Suamico Scd Series 2021, 2% 3/1/38	1,065,000	714,850
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	432,296
5.25% 10/1/48	495,000	416,982
Series 2022 A:
5.25% 3/1/42	1,320,000	1,202,178
5.25% 3/1/47	6,175,000	5,437,795
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	3,900,000	3,053,657
5% 6/1/30	765,000	774,888
Series 2019 A, 5% 10/1/44	1,350,000	1,263,967
Series 2020 A, 3% 6/1/45	4,855,000	3,238,504
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (c)	2,190,000	1,967,823
5.25% 5/15/42 (c)	840,000	719,721
5.25% 5/15/47 (c)	1,225,000	1,012,300
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	330,635
Series 2021 A:
3% 7/1/50	1,385,000	888,039
4.5% 6/1/56 (c)	5,935,000	3,893,365
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,328,916
Wisconsin Gen. Oblig. Series 2021 A:
5% 5/1/33	475,000	499,155
5% 5/1/36	5,320,000	5,537,635
Wisconsin Health & Edl. Facilities:
Series 2013 B1, 4% 11/15/43	1,000,000	863,686
Series 2016, 4% 12/1/46	2,500,000	2,012,780
Series 2018, 5% 4/1/34	1,870,000	1,866,364
Series 2019 A:
5% 11/1/25	225,000	218,732
5% 11/1/29	160,000	146,672
5% 12/1/30	280,000	286,417
5% 12/1/31	280,000	286,174
5% 12/1/32	330,000	337,755
5% 12/1/33	330,000	337,514
5% 12/1/34	330,000	337,362
5% 12/1/35	420,000	427,954
5% 7/1/44	470,000	453,105
5% 11/1/46	1,350,000	980,440
5% 7/1/49	1,870,000	1,785,862
Series 2019 B, 5% 7/1/38	330,000	330,311
Series 2019 B1, 2.825% 11/1/28	340,000	292,519
Series 2019 B2, 2.55% 11/1/27	5,000	4,998
Series 2019:
5% 10/1/24	255,000	256,915
5% 10/1/26	515,000	527,607
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021:
3% 10/15/37	1,700,000	1,287,831
3% 8/15/51	3,200,000	2,019,659
5% 8/15/35	1,550,000	1,566,328
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	725,000	678,383
Series 2021 C, 3% 9/1/52	1,120,000	1,046,132
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	185,000	180,565
0.81%, tender 5/1/25 (b)	715,000	676,766
TOTAL WISCONSIN		51,921,537
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	1,530,000	1,504,054
TOTAL MUNICIPAL BONDS (Cost $2,627,003,610)		2,385,759,913

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 4.07% (g)(h) (Cost $80,312,772)	80,287,535	80,319,621

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,707,316,382)	2,466,079,534
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(19,328,480)
NET ASSETS - 100.0%	2,446,751,054

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,909,881 or 0.9% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.07%	198,073,458	663,310,973	781,075,000	3,749,246	5,357	4,833	80,319,621	3.4%
Total	198,073,458	663,310,973	781,075,000	3,749,246	5,357	4,833	80,319,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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